UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® VIP Investment Grade Central Fund

September 30, 2015

1.837325.109
VIGC-QTLY-1115

Investments September 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.2%
Daimler Finance North America LLC 1.45% 8/1/16 (a)	$2,724,000	$2,725,144
General Motors Co.:
3.5% 10/2/18	3,528,000	3,556,471
6.25% 10/2/43	599,000	633,257
General Motors Financial Co., Inc.:
2.4% 4/10/18	9,383,000	9,304,727
2.625% 7/10/17	1,120,000	1,121,655
3% 9/25/17	2,587,000	2,614,052
3.2% 7/13/20	10,000,000	9,878,450
3.25% 5/15/18	1,860,000	1,876,374
3.5% 7/10/19	4,187,000	4,230,553
4.25% 5/15/23	2,080,000	2,033,776
4.375% 9/25/21	15,702,000	16,012,617
4.75% 8/15/17	1,940,000	2,012,632
		55,999,708
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	416,000	422,990
4.25% 6/15/23	2,932,000	3,038,270
		3,461,260
Media - 1.7%
21st Century Fox America, Inc.:
6.15% 2/15/41	3,454,000	3,951,642
7.75% 12/1/45	3,169,000	4,350,264
AOL Time Warner, Inc. 7.625% 4/15/31	1,625,000	2,075,824
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	5,742,000	5,741,868
4.908% 7/23/25 (a)	3,860,000	3,843,047
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	4,711,000	5,278,864
Discovery Communications LLC:
3.25% 4/1/23	604,000	573,438
6.35% 6/1/40	2,421,000	2,543,420
Thomson Reuters Corp.:
1.3% 2/23/17	1,374,000	1,371,109
3.85% 9/29/24	3,379,000	3,380,345
Time Warner Cable, Inc.:
4% 9/1/21	7,363,000	7,510,878
5.5% 9/1/41	1,700,000	1,523,283
5.85% 5/1/17	1,239,000	1,311,287
5.875% 11/15/40	1,500,000	1,428,422
6.55% 5/1/37	10,935,000	10,749,094
6.75% 7/1/18	4,425,000	4,924,237
7.3% 7/1/38	3,781,000	3,965,301
8.25% 4/1/19	7,716,000	9,000,961
Time Warner, Inc. 6.5% 11/15/36	2,337,000	2,716,702
Viacom, Inc.:
2.5% 9/1/18	546,000	548,923
3.5% 4/1/17	1,312,000	1,344,728
		78,133,637

TOTAL CONSUMER DISCRETIONARY		137,594,605

CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 0.3%
CVS Health Corp.:
3.5% 7/20/22	2,525,000	2,605,886
3.875% 7/20/25	4,800,000	4,949,962
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	2,460,000	2,493,355
3.3% 11/18/21	2,918,000	2,956,731
		13,005,934
Food Products - 0.1%
ConAgra Foods, Inc. 1.9% 1/25/18	1,554,000	1,546,401
The J.M. Smucker Co. 1.75% 3/15/18 (a)	3,100,000	3,107,108
		4,653,509
Tobacco - 1.3%
Altria Group, Inc.:
4% 1/31/24	2,227,000	2,307,188
4.25% 8/9/42	2,952,000	2,730,402
4.75% 5/5/21	4,000,000	4,358,788
5.375% 1/31/44	4,099,000	4,458,749
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	4,804,000	4,850,061
4.25% 7/21/25 (a)	4,804,000	4,865,847
Reynolds American, Inc.:
2.3% 6/12/18	2,110,000	2,132,845
3.25% 6/12/20	1,745,000	1,794,265
3.25% 11/1/22	2,224,000	2,213,392
4% 6/12/22	3,228,000	3,374,038
4.45% 6/12/25	7,107,000	7,439,473
4.75% 11/1/42	3,437,000	3,299,781
5.7% 8/15/35	1,215,000	1,320,898
5.85% 8/15/45	9,320,000	10,372,163
6.15% 9/15/43	4,000,000	4,544,692
7.25% 6/15/37	2,962,000	3,666,242
		63,728,824

TOTAL CONSUMER STAPLES		81,388,267

ENERGY - 7.7%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (a)	3,739,000	3,371,251
5.35% 3/15/20 (a)	3,724,000	3,608,005
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	3,902,000	3,913,043
5% 10/1/21	1,517,000	1,553,528
Noble Holding International Ltd.:
4% 3/16/18	342,000	323,953
5.95% 4/1/25	2,180,000	1,706,761
6.95% 4/1/45	2,104,000	1,455,692
Transocean, Inc. 5.55% 12/15/16 (b)	2,488,000	2,456,900
		18,389,133
Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,869,000	7,412,544
BP Capital Markets PLC:
1.674% 2/13/18	11,342,000	11,355,168
2.315% 2/13/20	16,534,000	16,596,532
4.5% 10/1/20	1,811,000	1,994,002
4.742% 3/11/21	3,000,000	3,321,249
Canadian Natural Resources Ltd.:
1.75% 1/15/18	1,762,000	1,741,807
3.8% 4/15/24	6,783,000	6,275,035
Cenovus Energy, Inc. 5.7% 10/15/19	3,719,000	4,056,581
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	894,000	895,790
3.3% 6/1/20 (a)	4,379,000	4,392,360
4.5% 6/1/25 (a)	1,336,000	1,297,399
ConocoPhillips Co. 5.75% 2/1/19	3,900,000	4,381,631
DCP Midstream Operating LP:
2.5% 12/1/17	1,990,000	1,825,001
2.7% 4/1/19	4,300,000	3,952,964
3.875% 3/15/23	1,771,000	1,479,704
5.6% 4/1/44	1,227,000	993,562
Duke Energy Field Services 6.45% 11/3/36 (a)	2,477,000	2,150,304
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,513,173
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	3,540,000	3,444,370
Enable Midstream Partners LP:
2.4% 5/15/19 (a)	1,253,000	1,190,310
3.9% 5/15/24 (a)	1,322,000	1,166,263
Enbridge Energy Partners LP 4.2% 9/15/21	4,399,000	4,447,908
EnLink Midstream Partners LP 2.7% 4/1/19	6,288,000	6,214,676
Enterprise Products Operating LP:
1.65% 5/7/18	1,969,000	1,955,703
2.55% 10/15/19	863,000	860,580
3.7% 2/15/26	4,800,000	4,537,781
3.75% 2/15/25	2,900,000	2,771,832
Marathon Petroleum Corp. 5.125% 3/1/21	2,187,000	2,383,299
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,496,000	1,645,174
MPLX LP 4% 2/15/25	683,000	626,743
Nakilat, Inc. 6.067% 12/31/33 (a)	1,808,000	2,067,900
Petro-Canada 6.05% 5/15/18	1,480,000	1,626,871
Petrobras Global Finance BV:
1.9529% 5/20/16 (b)	3,810,000	3,590,925
3% 1/15/19	446,000	322,235
3.25% 3/17/17	14,978,000	13,218,085
4.375% 5/20/23	7,020,000	4,580,550
4.875% 3/17/20	21,747,000	15,766,575
5.625% 5/20/43	6,681,000	4,092,113
7.25% 3/17/44	24,245,000	16,079,284
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	3,612,000	3,548,790
5.375% 1/27/21	17,294,000	12,581,385
5.75% 1/20/20	6,461,000	4,819,583
5.875% 3/1/18	1,901,000	1,568,325
6.125% 10/6/16	2,000,000	1,934,000
7.875% 3/15/19	4,277,000	3,528,525
Petroleos Mexicanos:
3.125% 1/23/19	642,000	628,358
3.5% 7/18/18	5,440,000	5,499,840
3.5% 7/23/20 (a)	32,555,000	31,593,000
3.5% 1/30/23	3,410,000	3,069,000
4.5% 1/23/26 (a)	6,809,000	6,277,217
4.875% 1/24/22	3,398,000	3,364,734
4.875% 1/18/24	4,539,000	4,393,298
5.5% 1/21/21	3,601,000	3,786,271
5.5% 6/27/44	7,799,000	6,258,698
5.625% 1/23/46 (a)	8,402,000	6,837,968
6% 3/5/20	1,625,000	1,740,213
6.375% 1/23/45	4,048,000	3,636,723
6.5% 6/2/41	7,675,000	7,059,465
8% 5/3/19	2,537,000	2,871,630
Phillips 66 Co. 4.3% 4/1/22	3,770,000	3,951,446
Phillips 66 Partners LP 2.646% 2/15/20	375,000	368,920
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	1,784,000	1,747,335
6.125% 1/15/17	1,250,000	1,311,649
Shell International Finance BV 4.375% 5/11/45	10,660,000	10,496,241
Southwestern Energy Co.:
3.3% 1/23/18	1,762,000	1,731,339
4.05% 1/23/20	3,196,000	3,177,946
4.95% 1/23/25	2,509,000	2,232,905
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,491,955
Spectra Energy Partners, LP:
2.95% 6/15/16	668,000	676,510
2.95% 9/25/18	733,000	743,250
Suncor Energy, Inc. 6.1% 6/1/18	4,665,000	5,157,932
The Williams Companies, Inc.:
3.7% 1/15/23	1,208,000	937,069
4.55% 6/24/24	13,337,000	10,579,122
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	632,598
Western Gas Partners LP 5.375% 6/1/21	4,325,000	4,629,865
Williams Partners LP 4.3% 3/4/24	3,059,000	2,776,385
		340,863,473

TOTAL ENERGY		359,252,606

FINANCIALS - 26.4%
Banks - 12.0%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (a)	4,235,000	4,208,531
4% 4/14/19 (a)	5,277,000	4,834,787
5.5% 7/12/20 (a)	28,200,000	25,512,540
5.75% 9/26/23 (a)	3,877,000	3,198,525
6.5% 6/10/19 (a)	1,340,000	1,285,060
Bank of America Corp.:
2.25% 4/21/20	3,337,000	3,284,119
2.6% 1/15/19	7,155,000	7,232,124
2.65% 4/1/19	1,857,000	1,878,066
3.875% 3/22/17	10,557,000	10,904,452
3.95% 4/21/25	6,000,000	5,839,428
4.2% 8/26/24	4,984,000	4,974,904
4.25% 10/22/26	4,261,000	4,214,432
5.75% 12/1/17	12,290,000	13,284,802
5.875% 1/5/21	1,785,000	2,044,382
6.5% 8/1/16	3,000,000	3,133,272
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (a)	13,516,000	13,437,283
2.3% 3/5/20 (a)	11,510,000	11,446,143
Barclays PLC:
2% 3/16/18	17,646,000	17,634,089
2.75% 11/8/19	3,581,000	3,604,255
Capital One NA 2.95% 7/23/21	5,645,000	5,587,997
Citigroup, Inc.:
1.3% 11/15/16	6,383,000	6,396,640
1.7% 4/27/18	4,662,000	4,638,084
1.8% 2/5/18	68,000,000	67,934,040
1.85% 11/24/17	8,579,000	8,611,077
2.15% 7/30/18	9,998,000	10,048,340
2.5% 7/29/19	12,575,000	12,655,254
3.875% 3/26/25	9,500,000	9,236,024
4.05% 7/30/22	1,800,000	1,835,165
4.3% 11/20/26	9,000,000	8,916,750
5.5% 9/13/25	1,663,000	1,815,424
6.125% 5/15/18	1,159,000	1,281,198
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	4,259,000	4,365,283
Credit Suisse AG 6% 2/15/18	6,486,000	7,064,454
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (a)	4,667,000	4,654,278
3.75% 3/26/25 (a)	4,660,000	4,527,460
3.8% 9/15/22 (a)	7,240,000	7,246,704
Discover Bank:
4.2% 8/8/23	2,849,000	2,934,476
7% 4/15/20	2,309,000	2,677,165
Fifth Third Bancorp:
2.875% 7/27/20	3,000,000	3,024,930
4.5% 6/1/18	1,179,000	1,254,425
8.25% 3/1/38	4,319,000	6,252,491
HBOS PLC 6.75% 5/21/18 (a)	2,600,000	2,865,871
HSBC Holdings PLC 4.25% 3/14/24	2,200,000	2,183,190
HSBC U.S.A., Inc. 1.625% 1/16/18	3,721,000	3,712,925
Huntington Bancshares, Inc. 7% 12/15/20	1,004,000	1,185,294
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	3,027,000	2,988,139
JPMorgan Chase & Co.:
2.75% 6/23/20	5,755,000	5,803,371
3.875% 9/10/24	48,329,000	47,886,113
4.125% 12/15/26	22,108,000	22,030,887
KeyBank NA:
1.7% 6/1/18	1,450,000	1,449,581
5.45% 3/3/16	1,618,000	1,648,181
Mizuho Bank Ltd. 1.8% 3/26/18 (a)	20,622,000	20,560,938
MUFG Americas Holdings Corp.:
1.625% 2/9/18	1,334,000	1,330,677
2.25% 2/10/20	4,493,000	4,478,308
PNC Bank NA:
1.6% 6/1/18	1,450,000	1,447,667
2.3% 6/1/20	1,450,000	1,440,784
Rabobank Nederland 4.375% 8/4/25	7,451,000	7,459,464
Regions Bank 6.45% 6/26/37	7,720,000	9,322,610
Regions Financial Corp. 2% 5/15/18	4,497,000	4,493,744
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	42,740,000	43,095,255
6% 12/19/23	8,517,000	9,070,878
6.1% 6/10/23	11,522,000	12,384,906
6.125% 12/15/22	8,239,000	8,890,573
The Toronto Dominion Bank 1.625% 3/13/18	20,050,000	20,112,516
		560,750,725
Capital Markets - 5.0%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	5,125,000	4,932,859
4.25% 2/15/24	3,833,000	3,899,261
Deutsche Bank AG 4.5% 4/1/25	10,381,000	10,061,909
Deutsche Bank AG London Branch 1.875% 2/13/18	24,542,000	24,460,275
Goldman Sachs Group, Inc.:
1.748% 9/15/17	13,467,000	13,466,785
2.55% 10/23/19	59,670,000	60,119,852
2.625% 1/31/19	16,652,000	16,899,299
2.9% 7/19/18	6,251,000	6,410,288
5.25% 7/27/21	1,125,000	1,254,750
5.625% 1/15/17	3,000,000	3,150,693
5.95% 1/18/18	755,000	824,891
6.15% 4/1/18	5,954,000	6,557,718
Lazard Group LLC:
4.25% 11/14/20	3,307,000	3,503,204
6.85% 6/15/17	689,000	744,498
Morgan Stanley:
1.875% 1/5/18	4,357,000	4,366,991
2.125% 4/25/18	4,257,000	4,282,355
2.375% 7/23/19	1,675,000	1,675,273
2.65% 1/27/20	15,070,000	15,142,231
4.875% 11/1/22	7,751,000	8,254,590
5% 11/24/25	1,047,000	1,113,665
5.45% 1/9/17	4,980,000	5,229,991
5.75% 1/25/21	3,512,000	4,005,650
6.625% 4/1/18	10,165,000	11,319,775
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	5,000,000	5,037,560
UBS AG Stamford Branch:
1.375% 6/1/17	3,574,000	3,567,145
1.8% 3/26/18	6,894,000	6,890,939
2.35% 3/26/20	1,450,000	1,448,267
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	5,261,000	5,239,788
		233,860,502
Consumer Finance - 1.9%
Discover Financial Services:
3.85% 11/21/22	5,040,000	4,988,768
3.95% 11/6/24	2,847,000	2,803,025
Ford Motor Credit Co. LLC:
1.461% 3/27/17	24,000,000	23,863,296
1.5% 1/17/17	2,686,000	2,676,680
1.7% 5/9/16	6,586,000	6,604,678
2.24% 6/15/18	5,000,000	4,985,780
2.875% 10/1/18	4,500,000	4,556,624
General Electric Capital Corp. 5.625% 5/1/18	9,700,000	10,739,180
Hyundai Capital America:
1.45% 2/6/17 (a)	5,241,000	5,238,117
1.625% 10/2/15 (a)	1,373,000	1,373,000
1.875% 8/9/16 (a)	1,083,000	1,088,208
2% 3/19/18 (a)	6,308,000	6,281,374
2.125% 10/2/17 (a)	4,770,000	4,786,519
2.875% 8/9/18 (a)	1,921,000	1,952,850
Synchrony Financial:
1.875% 8/15/17	994,000	994,307
3% 8/15/19	1,459,000	1,470,646
3.75% 8/15/21	2,203,000	2,225,713
4.25% 8/15/24	2,218,000	2,210,590
		88,839,355
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 3.875% 8/15/22	3,297,000	3,327,174
Insurance - 2.2%
AFLAC, Inc. 2.4% 3/16/20	4,500,000	4,549,163
AIA Group Ltd. 2.25% 3/11/19 (a)	913,000	913,677
American International Group, Inc.:
3.75% 7/10/25	8,311,000	8,443,644
5.6% 10/18/16	3,756,000	3,922,537
Aon Corp.:
3.125% 5/27/16	3,681,000	3,733,123
5% 9/30/20	1,402,000	1,554,773
Five Corners Funding Trust 4.419% 11/15/23 (a)	4,110,000	4,300,277
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	4,093,000	4,486,697
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,278,000	2,512,800
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (a)	5,285,000	4,865,413
5.375% 12/1/41 (a)	1,135,000	1,244,053
MetLife, Inc.:
1.903% 12/15/17 (b)	886,000	892,476
4.368% 9/15/23	3,574,000	3,841,174
4.75% 2/8/21	1,477,000	1,640,296
6.75% 6/1/16	3,234,000	3,361,704
Metropolitan Life Global Funding I 3% 1/10/23 (a)	2,636,000	2,625,786
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	2,297,000	3,425,597
Pacific LifeCorp:
5.125% 1/30/43 (a)	5,252,000	5,506,864
6% 2/10/20 (a)	4,627,000	5,224,323
Prudential Financial, Inc.:
2.3% 8/15/18	599,000	607,544
4.5% 11/16/21	2,157,000	2,380,437
6.2% 11/15/40	1,297,000	1,553,528
7.375% 6/15/19	1,250,000	1,471,886
Symetra Financial Corp. 6.125% 4/1/16 (a)	6,355,000	6,494,486
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	5,347,000	5,503,656
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (a)	1,222,000	1,239,062
4.125% 11/1/24 (a)	1,771,000	1,806,025
Unum Group:
4% 3/15/24	5,930,000	6,119,736
5.625% 9/15/20	2,889,000	3,250,015
5.75% 8/15/42	5,234,000	5,870,224
		103,340,976
Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	879,000	877,572
4.6% 4/1/22	1,200,000	1,257,562
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,184,000	1,170,227
American Tower Corp. 2.8% 6/1/20	9,000,000	8,982,054
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,872,000	1,959,192
4.2% 12/15/23	4,000,000	4,211,640
Boston Properties, Inc. 3.85% 2/1/23	4,708,000	4,823,784
Camden Property Trust:
2.95% 12/15/22	1,607,000	1,559,486
4.25% 1/15/24	3,408,000	3,565,078
Corporate Office Properties LP 5% 7/1/25	2,283,000	2,289,822
DDR Corp.:
3.625% 2/1/25	2,136,000	2,036,533
4.625% 7/15/22	2,855,000	2,990,530
4.75% 4/15/18	3,691,000	3,906,204
7.5% 4/1/17	1,944,000	2,103,847
9.625% 3/15/16	1,253,000	1,297,262
Digital Delta Holdings LLC:
3.4% 10/1/20 (a)	4,915,000	4,933,952
4.75% 10/1/25 (a)	3,533,000	3,562,790
Duke Realty LP:
3.625% 4/15/23	2,123,000	2,095,259
3.75% 12/1/24	1,576,000	1,551,520
3.875% 10/15/22	3,512,000	3,577,499
4.375% 6/15/22	2,340,000	2,446,461
5.5% 3/1/16	1,270,000	1,291,485
5.95% 2/15/17	86,000	91,175
6.5% 1/15/18	2,445,000	2,686,859
Equity One, Inc.:
3.75% 11/15/22	5,500,000	5,388,851
6% 9/15/17	2,405,000	2,592,968
ERP Operating LP:
2.375% 7/1/19	2,683,000	2,703,890
4.625% 12/15/21	5,595,000	6,098,612
4.75% 7/15/20	2,827,000	3,100,235
5.375% 8/1/16	1,066,000	1,104,452
5.75% 6/15/17	5,343,000	5,719,933
Federal Realty Investment Trust 5.9% 4/1/20	1,046,000	1,197,064
HCP, Inc. 3.75% 2/1/16	2,272,000	2,291,337
Health Care REIT, Inc.:
2.25% 3/15/18	1,731,000	1,739,738
4.7% 9/15/17	568,000	598,504
HRPT Properties Trust 6.25% 6/15/17	3,000,000	3,138,978
Lexington Corporate Properties Trust 4.4% 6/15/24	1,441,000	1,466,893
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,371,000	1,339,998
4.5% 4/1/27 (a)	16,195,000	15,420,085
4.95% 4/1/24	1,354,000	1,369,211
5.25% 1/15/26 (a)	5,686,000	5,781,587
Retail Opportunity Investments Partnership LP:
4% 12/15/24	978,000	957,021
5% 12/15/23	737,000	771,044
Simon Property Group LP 4.125% 12/1/21	2,399,000	2,567,040
Weingarten Realty Investors 3.375% 10/15/22	812,000	802,777
WP Carey, Inc. 4% 2/1/25	5,360,000	5,173,172
		136,591,183
Real Estate Management & Development - 2.2%
BioMed Realty LP:
2.625% 5/1/19	2,289,000	2,214,917
3.85% 4/15/16	5,219,000	5,272,161
4.25% 7/15/22	1,842,000	1,818,048
6.125% 4/15/20	1,392,000	1,521,914
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,271,000	4,216,771
4.1% 10/1/24	4,251,000	4,163,910
4.55% 10/1/29	4,251,000	4,175,524
4.95% 4/15/18	3,196,000	3,381,279
5.7% 5/1/17	5,000,000	5,267,160
6% 4/1/16	1,005,000	1,027,043
Digital Realty Trust LP:
3.95% 7/1/22	3,213,000	3,209,813
5.25% 3/15/21	1,953,000	2,126,428
Essex Portfolio LP 5.5% 3/15/17	670,000	704,750
Liberty Property LP:
3.375% 6/15/23	2,202,000	2,143,024
4.125% 6/15/22	2,007,000	2,056,549
4.4% 2/15/24	4,876,000	5,069,504
4.75% 10/1/20	4,185,000	4,521,717
5.5% 12/15/16	2,290,000	2,396,867
6.625% 10/1/17	2,673,000	2,925,828
Mack-Cali Realty LP:
2.5% 12/15/17	2,995,000	2,988,681
3.15% 5/15/23	4,988,000	4,490,756
4.5% 4/18/22	1,218,000	1,215,982
Mid-America Apartments LP:
4.3% 10/15/23	831,000	853,608
5.5% 10/1/15	6,290,000	6,290,000
Post Apartment Homes LP 3.375% 12/1/22	790,000	776,572
Reckson Operating Partnership LP 6% 3/31/16	4,360,000	4,455,336
Regency Centers LP 5.875% 6/15/17	2,430,000	2,591,802
Tanger Properties LP:
3.75% 12/1/24	2,960,000	2,931,809
3.875% 12/1/23	1,792,000	1,795,620
6.125% 6/1/20	4,876,000	5,574,770
Ventas Realty LP:
1.55% 9/26/16	2,853,000	2,860,543
3.5% 2/1/25	1,277,000	1,234,624
4.125% 1/15/26	1,557,000	1,570,136
4.375% 2/1/45	763,000	698,098
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	2,696,000	2,705,600
4% 4/30/19	1,357,000	1,427,675
		102,674,819

TOTAL FINANCIALS		1,229,384,734

HEALTH CARE - 3.4%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17	4,146,000	4,137,816
2.2% 5/22/19	4,398,000	4,411,427
		8,549,243
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co. 2.675% 12/15/19	1,327,000	1,342,716
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	8,772,000	8,754,377
2% 4/1/18	9,035,000	9,046,863
		19,143,956
Health Care Providers & Services - 0.9%
Cardinal Health, Inc. 1.95% 6/15/18	1,393,000	1,394,596
Express Scripts Holding Co. 4.75% 11/15/21	4,787,000	5,168,926
HCA Holdings, Inc.:
3.75% 3/15/19	6,803,000	6,785,993
4.25% 10/15/19	11,265,000	11,377,650
4.75% 5/1/23	215,000	215,753
5.875% 3/15/22	260,000	278,850
6.5% 2/15/20	7,140,000	7,782,600
Medco Health Solutions, Inc. 4.125% 9/15/20	2,723,000	2,859,564
UnitedHealth Group, Inc.:
3.35% 7/15/22	1,747,000	1,803,294
3.75% 7/15/25	4,817,000	4,981,183
		42,648,409
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,129,000	1,128,402
2.4% 2/1/19	712,000	715,942
4.15% 2/1/24	1,093,000	1,132,509
		2,976,853
Pharmaceuticals - 1.8%
AbbVie, Inc.:
1.75% 11/6/17	4,266,000	4,278,674
1.8% 5/14/18	12,344,000	12,310,572
2.9% 11/6/22	4,038,000	3,949,317
3.2% 11/6/22	4,580,000	4,551,315
3.6% 5/14/25	5,737,000	5,666,509
Actavis Funding SCS:
1.85% 3/1/17	16,317,000	16,354,611
2.35% 3/12/18	11,511,000	11,556,802
3% 3/12/20	3,962,000	3,966,445
3.45% 3/15/22	6,868,000	6,774,252
3.8% 3/15/25	4,972,000	4,810,042
Mylan, Inc. 1.35% 11/29/16	1,345,000	1,335,546
Perrigo Co. PLC:
1.3% 11/8/16	1,103,000	1,094,700
2.3% 11/8/18	1,180,000	1,167,303
Perrigo Finance PLC:
3.5% 12/15/21	1,065,000	1,051,598
4.9% 12/15/44	696,000	661,592
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,428,000	1,424,483
Zoetis, Inc.:
1.875% 2/1/18	676,000	673,919
3.25% 2/1/23	1,649,000	1,584,010
		83,211,690

TOTAL HEALTH CARE		156,530,151

INDUSTRIALS - 0.6%
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	393,964	404,522
6.795% 2/2/20	456,082	481,167
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	2,288,929	2,552,156
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	736,967	781,185
8.36% 1/20/19	2,354,016	2,529,107
		6,748,137
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	2,155,000	2,133,450
2.625% 9/4/18	4,630,000	4,624,231
3.75% 2/1/22	4,522,000	4,498,653
3.875% 4/1/21	4,057,000	4,107,713
4.25% 9/15/24	3,565,000	3,493,700
4.75% 3/1/20	3,519,000	3,747,735
		22,605,482

TOTAL INDUSTRIALS		29,353,619

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.125% 9/15/21	1,394,000	1,409,047
Tyco Electronics Group SA 2.375% 12/17/18	832,000	840,659
		2,249,706
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc. 4.375% 5/13/45	10,649,000	10,497,816
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (a)	4,703,000	4,704,035
4.9% 10/15/25 (a)	4,703,000	4,690,067
6.35% 10/15/45 (a)	4,703,000	4,699,802
		24,591,720

TOTAL INFORMATION TECHNOLOGY		26,841,426

MATERIALS - 0.8%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	3,587,000	3,747,547
4.25% 11/15/20	1,196,000	1,282,252
		5,029,799
Metals & Mining - 0.7%
Alcoa, Inc. 5.125% 10/1/24	2,956,000	2,786,030
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (a)	3,750,000	3,726,716
4.5% 8/13/23 (a)	9,000,000	8,993,502
4.875% 11/4/44 (a)	1,712,000	1,445,460
Freeport-McMoRan, Inc. 2.3% 11/14/17	2,852,000	2,567,827
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	4,174,000	4,150,058
Vale Overseas Ltd.:
4.375% 1/11/22	3,818,000	3,367,247
6.25% 1/23/17	3,115,000	3,170,634
		30,207,474

TOTAL MATERIALS		35,237,273

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. 2.45% 6/30/20	3,187,000	3,143,258
CenturyLink, Inc.:
5.15% 6/15/17	330,000	339,075
6% 4/1/17	825,000	847,688
6.15% 9/15/19	2,305,000	2,293,475
Embarq Corp. 7.995% 6/1/36	29,008,000	29,923,492
Verizon Communications, Inc.:
1.35% 6/9/17	6,483,000	6,473,917
2.625% 2/21/20	6,253,000	6,290,787
4.5% 9/15/20	11,000,000	11,897,710
5.012% 8/21/54	9,569,000	8,752,324
6.25% 4/1/37	1,380,000	1,547,177
6.4% 9/15/33	4,059,000	4,653,067
6.55% 9/15/43	11,032,000	13,059,593
		89,221,563
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV 2.375% 9/8/16	5,411,000	5,464,677

TOTAL TELECOMMUNICATION SERVICES		94,686,240

UTILITIES - 3.3%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	3,819,000	4,134,068
American Electric Power Co., Inc. 1.65% 12/15/17	1,748,000	1,742,604
American Transmission Systems, Inc. 5% 9/1/44 (a)	1,565,000	1,604,690
Dayton Power & Light Co. 1.875% 9/15/16	1,393,000	1,393,878
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	2,664,000	3,030,494
6.4% 9/15/20 (a)	7,513,000	8,631,693
Edison International 3.75% 9/15/17	2,401,000	2,499,664
Entergy Corp. 4% 7/15/22	4,900,000	5,060,730
Eversource Energy:
1.45% 5/1/18	1,125,000	1,116,120
2.8% 5/1/23	5,110,000	4,906,959
Exelon Corp.:
1.55% 6/9/17	934,000	932,351
3.95% 6/15/25	4,402,000	4,444,871
FirstEnergy Corp.:
2.75% 3/15/18	10,761,000	10,790,367
4.25% 3/15/23	11,729,000	11,794,143
7.375% 11/15/31	5,897,000	7,119,660
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,286,000	7,960,159
IPALCO Enterprises, Inc. 3.45% 7/15/20 (a)	7,767,000	7,514,573
LG&E and KU Energy LLC:
2.125% 11/15/15	2,670,000	2,674,352
3.75% 11/15/20	525,000	548,689
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,541,686
NV Energy, Inc. 6.25% 11/15/20	1,238,000	1,443,218
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	3,145,392
Pepco Holdings, Inc. 2.7% 10/1/15	2,535,000	2,535,000
Progress Energy, Inc.:
4.4% 1/15/21	4,274,000	4,598,439
5.625% 1/15/16	2,000,000	2,027,326
TECO Finance, Inc.:
4% 3/15/16	1,075,000	1,089,945
5.15% 3/15/20	1,545,000	1,700,184
		107,981,255
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,182,000	1,222,482
Multi-Utilities - 1.0%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	5,903,000	5,880,580
Dominion Resources, Inc.:
1.25% 3/15/17	8,300,000	8,273,083
2.6266% 9/30/66 (b)	15,230,000	11,882,020
NiSource Finance Corp.:
5.45% 9/15/20	4,156,000	4,672,824
6.4% 3/15/18	1,300,000	1,443,601
PG&E Corp. 2.4% 3/1/19	600,000	604,136
Puget Energy, Inc.:
6% 9/1/21	4,807,000	5,548,211
6.5% 12/15/20	1,534,000	1,788,116
Sempra Energy 2.3% 4/1/17	4,185,000	4,231,290
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,426,000	1,213,883
		45,537,744

TOTAL UTILITIES		154,741,481

TOTAL NONCONVERTIBLE BONDS
(Cost $2,323,848,692)		2,305,010,402

U.S. Government and Government Agency Obligations - 16.0%
U.S. Treasury Inflation-Protected Obligations - 4.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$48,788,446	$42,451,363
1.375% 2/15/44	45,645,246	46,450,431
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	56,606,669	54,109,466
0.25% 1/15/25	49,566,867	47,586,770

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		190,598,030

U.S. Treasury Obligations - 11.9%
U.S. Treasury Bonds:
2.875% 8/15/45	28,820,000	28,822,997
3% 5/15/45	153,643,000	157,348,101
U.S. Treasury Notes:
0.5% 8/31/16	111,550,000	111,663,335
1% 8/31/16	200,000,000	201,111,983
2% 8/15/25	3,400,000	3,383,619
2.125% 5/15/25 (c)(d)	52,611,000	52,945,974

TOTAL U.S. TREASURY OBLIGATIONS		555,276,009

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $754,036,145)		745,874,039

U.S. Government Agency - Mortgage Securities - 23.2%
Fannie Mae - 15.3%
1.688% 5/1/34 (b)	678,661	701,439
1.772% 9/1/33 (b)	359,475	374,448
1.931% 10/1/33 (b)	21,838	22,787
1.94% 7/1/35 (b)	22,439	23,617
2.05% 3/1/35 (b)	5,580	5,768
2.119% 10/1/33 (b)	469,522	494,593
2.23% 7/1/34 (b)	36,273	38,126
2.302% 6/1/36 (b)	83,916	89,597
2.332% 7/1/35 (b)	53,687	57,039
2.375% 2/1/36 (b)	548,619	585,024
2.391% 11/1/36 (b)	786,052	836,585
2.395% 8/1/36 (b)	1,419,865	1,518,723
2.421% 10/1/33 (b)	48,804	52,137
2.445% 12/1/35 (b)	285,167	305,022
2.458% 3/1/35 (b)	35,739	38,227
2.5% 9/1/27 to 1/1/43	54,258,597	55,161,889
2.557% 6/1/42 (b)	514,048	532,286
2.59% 9/1/36 (b)	772,766	826,570
2.618% 5/1/36 (b)	256,984	274,848
2.618% 7/1/37 (b)	103,289	110,480
2.629% 5/1/35 (b)	136,218	145,702
2.96% 11/1/40 (b)	301,273	315,294
2.98% 9/1/41 (b)	315,013	328,638
3% 8/1/29 to 8/1/45	63,109,696	64,332,543
3% 10/1/45 (e)	34,200,000	34,675,592
3.059% 10/1/41 (b)	137,832	143,603
3.237% 7/1/41 (b)	529,392	559,539
3.309% 10/1/41 (b)	282,585	296,877
3.5% 10/1/25 to 8/1/45	70,241,043	73,853,394
3.5% 10/1/30 (e)	6,254,936	6,608,242
3.5% 10/1/45 (e)	41,600,000	43,407,004
3.5% 10/1/45 (e)	12,100,000	12,625,595
3.5% 10/1/45 (e)	21,500,000	22,433,908
3.5% 10/1/45 (e)	35,000,000	36,520,316
3.5% 11/1/45 (e)	35,000,000	36,442,382
3.554% 7/1/41 (b)	593,953	628,607
4% 9/1/26 to 9/1/45	88,697,591	95,078,567
4% 10/1/45 (e)	19,100,000	20,374,329
4% 10/1/45 (e)	12,700,000	13,547,329
4% 10/1/45 (e)	25,100,000	26,774,642
4% 10/1/45 (e)	4,500,000	4,800,235
4.5% 5/1/25 to 4/1/45	45,798,310	49,873,203
4.5% 10/1/45 (e)	9,400,000	10,191,657
5% 9/1/20 to 11/1/44	19,259,029	21,310,611
5% 10/1/45 (e)	9,400,000	10,360,563
5% 10/1/45 (e)	9,400,000	10,360,563
5.5% 3/1/18 to 3/1/41	35,911,201	40,325,128
6% 10/1/34 to 1/1/42	9,068,221	10,471,421
6.5% 2/1/17 to 8/1/36	3,413,725	3,911,829
7% 11/1/23 to 8/1/32	739,497	852,319
7.5% 7/1/16 to 11/1/31	615,620	726,597
8% 1/1/30 to 5/1/30	9,674	11,710
8.5% 3/1/25 to 6/1/25	544	653

TOTAL FANNIE MAE		714,337,797

Freddie Mac - 4.4%
1.914% 3/1/36 (b)	122,901	128,767
2.03% 4/1/35 (b)	584,920	613,332
2.373% 1/1/35 (b)	89,190	95,244
2.722% 3/1/33 (b)	7,031	7,521
2.776% 11/1/35 (b)	238,722	255,343
3% 8/1/42 to 8/1/45	53,991,935	54,770,409
3.127% 10/1/35 (b)	80,490	85,197
3.22% 9/1/41 (b)	340,457	357,738
3.23% 4/1/41 (b)	360,320	378,901
3.291% 6/1/41 (b)	384,775	406,183
3.445% 5/1/41 (b)	358,728	376,369
3.5% 1/1/42 to 6/1/45	56,073,230	58,534,189
3.627% 6/1/41 (b)	565,167	597,967
3.711% 5/1/41 (b)	473,560	501,258
4% 6/1/24 to 10/1/44	37,558,143	40,215,010
4.5% 7/1/25 to 1/1/45	25,098,249	27,333,376
5% 1/1/35 to 6/1/41	7,848,572	8,718,135
5.5% 1/1/38 to 6/1/41	10,983,419	12,186,843
6% 4/1/32 to 8/1/37	1,497,704	1,720,186
7.5% 5/1/17 to 11/1/31	65,303	77,485
8% 7/1/17 to 5/1/27	4,125	4,930
8.5% 3/1/20 to 1/1/28	46,359	54,573

TOTAL FREDDIE MAC		207,418,956

Ginnie Mae - 3.5%
3% 6/20/42 to 6/20/45	27,060,550	27,676,398
3.5% 1/15/41 to 8/20/45	57,531,732	60,402,731
3.5% 10/1/45 (e)	1,000,000	1,047,813
4% 2/15/40 to 7/20/45	32,310,196	34,683,212
4.5% 5/15/39 to 5/20/41	27,773,575	30,262,300
5% 3/15/39 to 4/15/41	3,925,441	4,387,498
5.5% 6/15/35	1,173,479	1,329,404
6.5% 4/15/35 to 11/15/35	131,843	154,040
7% 1/15/28 to 7/15/32	1,535,222	1,814,553
7.5% 4/15/22 to 10/15/28	386,590	455,113
8% 2/15/17 to 9/15/30	24,562	29,085
8.5% 3/15/30	3,864	4,291

TOTAL GINNIE MAE		162,246,438

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,072,593,323)		1,084,003,191

Asset-Backed Securities - 1.1%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.8989% 4/25/35 (b)	$234,160	$209,303
Airspeed Ltd. Series 2007-1A Class C1, 2.7066% 6/15/32 (a)(b)	2,123,496	934,338
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2439% 12/25/33 (b)	16,884	15,497
Series 2004-R2 Class M3, 1.0189% 4/25/34 (b)	31,593	23,781
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9739% 3/25/34 (b)	16,878	15,361
Series 2004-W11 Class M2, 1.2439% 11/25/34 (b)	198,000	191,258
Series 2004-W7 Class M1, 1.0189% 5/25/34 (b)	209,000	194,169
Series 2006-W4 Class A2C, 0.3539% 5/25/36 (b)	408,017	145,739
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0189% 4/25/34 (b)	605,956	546,398
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	4,260,000	4,261,947
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3339% 12/25/36 (b)	635,000	424,664
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (a)	404,457	404,493
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	8,400,000	8,498,448
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4439% 3/25/32 (b)	11,075	10,077
Series 2004-3 Class M4, 1.6489% 4/25/34 (b)	24,378	20,799
Series 2004-4 Class M2, 0.9889% 6/25/34 (b)	36,226	32,757
Series 2004-7 Class AF5, 5.868% 1/25/35	1,153,395	1,199,967
Fannie Mae Series 2004-T5 Class AB3, 1.0288% 5/28/35 (b)	13,702	12,714
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3689% 8/25/34 (b)	102,000	96,367
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0189% 3/25/34 (b)	2,545	2,228
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	5,416,000	5,429,713
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9289% 1/25/35 (b)	334,000	290,938
Class M4, 1.2139% 1/25/35 (b)	122,221	67,580
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (a)(b)	365,107	343,001
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	98,477	3,011
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4839% 8/25/33 (b)	158,908	151,078
Series 2003-5 Class A2, 0.8939% 12/25/33 (b)	11,595	10,754
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3839% 1/25/37 (b)	436,000	278,384
Invitation Homes Trust Series 2015-SFR3 Class E, 3.9476% 8/17/32 (a)(b)	2,165,000	2,139,418
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3239% 11/25/36 (b)	88,121	87,969
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.6564% 12/27/29 (b)	38,267	37,886
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4939% 5/25/37 (b)	103,316	1,431
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1689% 7/25/34 (b)	17,157	15,740
Series 2006-FM1 Class A2B, 0.3039% 4/25/37 (b)	70,388	69,790
Series 2006-OPT1 Class A1A, 0.7139% 6/25/35 (b)	284,908	273,621
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8739% 8/25/34 (b)	20,187	18,535
Series 2004-NC6 Class M3, 2.3689% 7/25/34 (b)	56,761	50,569
Series 2004-NC8 Class M6, 2.0689% 9/25/34 (b)	64,505	58,141
Series 2005-NC1 Class M1, 0.8539% 1/25/35 (b)	99,152	92,821
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7039% 9/25/35 (b)	503,000	452,555
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0689% 9/25/34 (b)	188,000	175,677
Class M4, 2.3689% 9/25/34 (b)	241,000	154,833
Series 2005-WCH1 Class M4, 1.4389% 1/25/36 (b)	520,000	459,114
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9939% 4/25/33 (b)	1,796	1,655
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	2,365,000	2,395,570
Series 2015-1:
Class A3, 1.27% 2/15/19	12,161,000	12,162,240
Class C, 2.57% 4/15/21	8,000,000	8,006,360
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9889% 3/25/35 (b)	275,193	253,259
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2872% 6/15/33 (b)	221,808	214,334
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9189% 9/25/34 (b)	14,973	12,894
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0539% 9/25/34 (b)	10,148	8,862
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (a)(b)	630,180	625,624
TOTAL ASSET-BACKED SECURITIES
(Cost $52,165,086)		51,583,662

Collateralized Mortgage Obligations - 0.4%
Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7539% 1/25/35 (b)	372,369	362,265
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.416% 12/20/54 (a)(b)	2,117,000	2,090,131
Series 2006-2 Class C1, 1.156% 12/20/54 (b)	1,885,000	1,836,393
Series 2006-3 Class C2, 1.216% 12/20/54 (b)	396,000	389,903
Series 2006-4:
Class C1, 0.976% 12/20/54 (b)	647,000	625,550
Class M1, 0.556% 12/20/54 (b)	279,000	271,090
Series 2007-1:
Class 1C1, 0.816% 12/20/54 (b)	654,000	628,035
Class 1M1, 0.516% 12/20/54 (b)	425,000	410,251
Class 2C1, 1.076% 12/20/54 (b)	298,000	289,340
Class 2M1, 0.716% 12/20/54 (b)	546,000	533,072
Series 2007-2 Class 2C1, 1.0673% 12/17/54 (b)	757,000	735,045
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (b)	151,584	150,181
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4039% 5/25/47 (b)	128,651	118,804
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3639% 2/25/37 (b)	221,611	199,102
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4839% 7/25/35 (b)	344,591	325,146
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5415% 6/10/35 (a)(b)	66,919	60,322
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (b)	8,077	7,928

TOTAL PRIVATE SPONSOR		9,032,558

U.S. Government Agency - 0.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	496,618	538,056
Series 1999-57 Class PH, 6.5% 12/25/29	394,970	457,032
Series 2002-9 Class PC, 6% 3/25/17	13,709	14,091
Freddie Mac planned amortization class Series 2500 Class TE, 5.5% 9/15/17	472,672	488,232
Ginnie Mae guaranteed REMIC pass-thru certificates:
Series 2007-35 Class SC, 38.946% 6/16/37 (b)(f)	49,900	97,412
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	7,365,000	7,577,694

TOTAL U.S. GOVERNMENT AGENCY		9,172,517

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,873,648)		18,205,075

Commercial Mortgage Securities - 7.4%
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.9249% 5/10/45 (b)	1,796,506	1,813,644
Series 2006-3 Class A4, 5.889% 7/10/44	20,076,047	20,405,033
Series 2006-4 Class A1A, 5.617% 7/10/46 (b)	9,768,591	10,023,951
Series 2007-2 Class A4, 5.7817% 4/10/49 (b)	5,232,000	5,428,802
Series 2007-3 Class A4, 5.7412% 6/10/49 (b)	2,622,463	2,742,459
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	7,333,039	7,655,656
Bayview Commercial Asset Trust floater:
Series 2005-4A:
Class A2, 0.5839% 1/25/36 (a)(b)	423,985	373,803
Class M1, 0.6439% 1/25/36 (a)(b)	88,712	71,121
Class M2, 0.6639% 1/25/36 (a)(b)	26,762	20,768
Class M3, 0.6939% 1/25/36 (a)(b)	38,904	29,037
Series 2007-1 Class A2, 0.4639% 3/25/37 (a)(b)	116,792	97,390
Series 2007-2A:
Class A1, 0.4639% 7/25/37 (a)(b)	123,453	105,372
Class A2, 0.5139% 7/25/37 (a)(b)	115,552	92,093
Class M2, 0.6039% 7/25/37 (a)(b)	64,195	44,964
Class M3, 0.6839% 7/25/37 (a)(b)	48,801	30,009
Series 2007-3:
Class A2, 0.4839% 7/25/37 (a)(b)	167,775	135,321
Class M1, 0.5039% 7/25/37 (a)(b)	68,731	52,687
Class M2, 0.5339% 7/25/37 (a)(b)	72,256	51,500
Class M3, 0.5639% 7/25/37 (a)(b)	157,906	75,238
Class M4, 0.6939% 7/25/37 (a)(b)	249,548	76,318
Class M5, 0.7939% 7/25/37 (a)(b)	86,338	18,574
C-BASS Trust floater Series 2006-SC1 Class A, 0.4639% 5/25/36 (a)(b)	105,553	99,597
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1976% 12/15/27 (a)(b)	1,795,000	1,757,951
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (a)(b)	2,236,000	2,289,378
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	850,231	872,007
Series 2007-CD4:
Class A3, 5.293% 12/11/49	566,446	568,815
Class A4, 5.322% 12/11/49	16,150,000	16,675,295
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0566% 4/15/17 (a)(b)	44,103	44,114
sequential payer Series 2006-C7 Class A1A, 5.9146% 6/10/46 (b)	6,024,089	6,162,173
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (b)	10,599	10,616
Series 2007-C3 Class A4, 5.8892% 6/15/39 (b)	2,208,313	2,308,049
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	2,750,000	2,897,455
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (a)(b)(h)	3,360	0
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (a)(b)	870,000	863,382
Class C, 2.4476% 3/15/17 (a)(b)	848,000	840,874
Class D, 3.3976% 3/15/17 (a)(b)	1,283,000	1,267,700
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (a)(b)	4,550,000	4,609,598
Class CFX, 3.4949% 12/15/19 (a)(b)	3,823,000	3,806,468
Class DFX, 3.4949% 12/15/19 (a)(b)	3,240,000	3,195,460
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	12,036,500	12,473,124
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,767,629	1,834,874
Series 2006-GG7 Class A4, 6.0143% 7/10/38 (b)	7,716,294	7,806,451
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (b)	688,766	688,793
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	787,587	809,010
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (a)	890,000	893,914
Class DFX, 4.4065% 11/5/30 (a)	8,320,000	8,391,970
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4866% 11/15/18 (a)(b)	31,332	30,714
Class F, 0.5366% 11/15/18 (a)(b)	88,352	84,938
Class G, 0.5666% 11/15/18 (a)(b)	76,973	73,667
Class H, 0.7066% 11/15/18 (a)(b)	58,914	56,261
Series 2014-BXH:
Class C, 1.8566% 4/15/27 (a)(b)	1,359,000	1,356,558
Class D, 2.4566% 4/15/27 (a)(b)	2,897,000	2,887,460
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	5,610,089	5,754,712
Class A4, 5.552% 5/12/45	1,217,903	1,244,082
Series 2006-CB17 Class A4, 5.429% 12/12/43	2,677,647	2,755,314
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	2,108,446	2,160,289
Series 2007-CB18 Class A4, 5.44% 6/12/47	818,018	847,374
Series 2007-CB19 Class A4, 5.8835% 2/12/49 (b)	4,938,552	5,195,385
Series 2007-LD11 Class A4, 5.9612% 6/15/49 (b)	6,664,597	6,912,807
Series 2007-LDPX Class A3, 5.42% 1/15/49	5,042,687	5,233,880
Series 2006-LDP7 Class A4, 6.0947% 4/15/45 (b)	6,920,953	7,025,888
Series 2007-CB20 Class A1A, 5.746% 2/12/51	15,009,564	15,956,803
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	496,887	568
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (b)	3,667,778	3,878,555
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2007-C1 Class A4, 5.424% 2/15/40	11,954,901	12,421,226
Series 2007-C2 Class A3, 5.43% 2/15/40	948,236	988,015
Series 2006-C1 Class AM, 5.217% 2/15/31 (b)	1,936,000	1,948,485
Series 2007-C7 Class A3, 5.866% 9/15/45	4,445,135	4,787,317
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0317% 6/12/50 (b)	10,916,000	11,382,757
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (b)	405,923	417,831
Series 2007-5 Class A4, 5.378% 8/12/48	2,293,802	2,379,058
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	3,875,000	4,045,206
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,819,072
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.407% 7/15/19 (a)(b)	113,478	113,524
Series 2007-XLFA:
Class D, 0.3876% 10/15/20 (a)(b)	217,219	216,996
Class E, 0.4476% 10/15/20 (a)(b)	294,000	293,364
Class F, 0.4976% 10/15/20 (a)(b)	176,000	175,627
Class G, 0.5376% 10/15/20 (a)(b)	218,000	217,445
Class H, 0.6276% 10/15/20 (a)(b)	137,000	133,911
Class J, 0.7776% 10/15/20 (a)(b)	79,407	77,193
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	517,824	517,406
Series 2007-IQ14 Class A4, 5.692% 4/15/49	25,182,000	26,272,154
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	4,386,209	5,535,396
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.8073% 9/15/21 (a)(b)	139,000	131,974
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	3,452,599	3,536,783
Series 2006-C29 Class A1A, 5.297% 11/15/48	3,024,357	3,144,176
Series 2007-C30 Class A5, 5.342% 12/15/43	20,930,000	21,748,286
Series 2007-C31 Class A4, 5.509% 4/15/47	8,121,000	8,287,156
Series 2007-C32 Class A3, 5.9012% 6/15/49 (b)	11,032,000	11,570,112
Series 2007-C33 Class A4, 6.1497% 2/15/51 (b)	7,449,854	7,783,853
Series 2006-C23 Class A5, 5.416% 1/15/45 (b)	3,010,000	3,024,069
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	4,341,269	4,437,450
Series 2006-C27 Class A1A, 5.749% 7/15/45 (b)	8,104,575	8,313,357
Series 2007-C31 Class C, 5.86% 4/15/47 (b)	2,455,000	2,389,135
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $351,557,833)		344,074,397

Municipal Securities - 4.4%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$805,000	$1,121,317
6.65% 3/1/22	4,360,000	5,330,623
7.3% 10/1/39	6,270,000	8,687,148
7.5% 4/1/34	5,055,000	7,082,510
7.55% 4/1/39	6,085,000	8,764,834
7.6% 11/1/40	10,310,000	15,088,582
7.625% 3/1/40	20,390,000	29,257,203
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	880,000	876,515
Series 2010 C1, 7.781% 1/1/35	10,090,000	10,481,492
Series 2012 B, 5.432% 1/1/42	1,205,000	1,010,826
6.314% 1/1/44	5,300,000	4,858,722
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	2,520,000	2,578,867
4.95% 6/1/23	4,760,000	4,878,667
5.1% 6/1/33	55,215,000	51,725,412
Series 2010 5, 6.2% 7/1/21	1,875,000	2,040,506
Series 2010-1, 6.63% 2/1/35	12,290,000	12,707,983
Series 2010-3:
5.547% 4/1/19	120,000	128,160
6.725% 4/1/35	9,480,000	9,817,204
7.35% 7/1/35	5,540,000	5,967,965
Series 2011:
4.961% 3/1/16	365,000	370,694
5.365% 3/1/17	140,000	146,012
5.665% 3/1/18	4,465,000	4,748,036
5.877% 3/1/19	14,325,000	15,598,349
Series 2013:
2.69% 12/1/17	1,225,000	1,226,887
3.14% 12/1/18	1,270,000	1,266,901
TOTAL MUNICIPAL SECURITIES
(Cost $210,855,038)		205,761,415

Bank Notes - 1.6%
Bank of America NA:
1.65% 3/26/18	6,382,000	6,379,141
5.3% 3/15/17	3,403,000	3,574,817
Capital One NA 1.65% 2/5/18	20,761,000	20,607,908
Discover Bank:
(Delaware) 3.2% 8/9/21	6,249,000	6,246,107
3.1% 6/4/20	6,380,000	6,442,817
8.7% 11/18/19	1,503,000	1,795,756
KeyBank NA:
2.25% 3/16/20	9,000,000	8,982,693
6.95% 2/1/28	800,000	1,018,567
Marshall & Ilsley Bank 5% 1/17/17	4,952,000	5,162,089
Regions Bank 7.5% 5/15/18	13,237,000	14,965,752
TOTAL BANK NOTES
(Cost $73,835,622)		75,175,647
	Shares	Value

Money Market Funds - 3.7%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $170,911,180)	170,911,180	170,911,180
TOTAL INVESTMENT PORTFOLIO - 107.2%
(Cost $5,025,676,567)		5,000,599,008
NET OTHER ASSETS (LIABILITIES) - (7.2)%		(334,935,679)
NET ASSETS - 100%		$4,665,663,329

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 10/1/45	$(35,000,000)	$(36,520,315)
3.5% 10/1/45	(35,000,000)	(36,520,315)
4% 10/1/45	(4,500,000)	(4,800,235)
4% 10/1/45	(4,500,000)	(4,800,235)
4% 10/1/45	(100,000)	(106,672)
4% 10/1/45	(100,000)	(106,672)
4% 10/1/45	(800,000)	(853,375)
4% 10/1/45	(10,500,000)	(11,200,547)
4% 10/1/45	(10,900,000)	(11,627,235)
4% 10/1/45	(4,500,000)	(4,800,235)
4% 10/1/45	(4,100,000)	(4,373,547)
4.5% 10/1/45	(7,500,000)	(8,131,641)
4.5% 10/1/45	(1,900,000)	(2,060,016)
4.5% 11/1/45	(9,400,000)	(10,182,843)
5% 10/1/45	(9,400,000)	(10,360,563)
5% 10/1/45	(9,400,000)	(10,360,563)
TOTAL TBA SALE COMMITMENTS
(Proceeds $156,606,090)		$(156,805,009)

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD	$80,238	$(75,882)	$0	$(75,882)
Ameriquest Mortgage Securities Inc. Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD	46,188	(43,681)	0	(43,681)

TOTAL CREDIT DEFAULT SWAPS							$(119,563)	$0	$(119,563)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $410,894,673 or 8.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC)swaps. At period end, the value of securities pledged amounted to $1,212,672.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $51,325.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$254,745
Total	$254,745

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,305,010,402	$--	$2,305,010,402	$--
U.S. Government and Government Agency Obligations	745,874,039	--	745,874,039	--
U.S. Government Agency - Mortgage Securities	1,084,003,191	--	1,084,003,191	--
Asset-Backed Securities	51,583,662	--	50,649,324	934,338
Collateralized Mortgage Obligations	18,205,075	--	18,205,075	--
Commercial Mortgage Securities	344,074,397	--	344,074,397	--
Municipal Securities	205,761,415	--	205,761,415	--
Bank Notes	75,175,647	--	75,175,647	--
Money Market Funds	170,911,180	170,911,180	--	--
Total Investments in Securities:	$5,000,599,008	$170,911,180	$4,828,753,490	$934,338
Derivative Instruments:
Liabilities
Swaps	$(119,563)	$--	$(119,563)	$--
Total Liabilities	$(119,563)	$--	$(119,563)	$--
Total Derivative Instruments:	$(119,563)	$--	$(119,563)	$--
Other Financial Instruments:
TBA Sale Commitments	$(156,805,009)	$--	$(156,805,009)	$--
Total Other Financial Instruments:	$(156,805,009)	$--	$(156,805,009)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps} are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2015, the cost of investment securities for income tax purposes was $5,023,324,365. Net unrealized depreciation aggregated $22,725,357, of which $86,279,213 related to appreciated investment securities and $109,004,570 related to depreciated investment securities.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 27, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2015